RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2020
RESTRICTED CASH
Schedule of resticed cash resources

	12/31/2020	12/31/2019
Marketing - Itaipu	1,314,234	1,356,513
Marketing - PROINFA	1,471,908	1,553,049
PROCEL	495,260	188,004
Collateral Account - SPEs	100,000	100,000
Resources of RGR	30,890	29,970
Itaipu Agreement (a)	161,070	—
Total	3,573,362	3,227,536

(a)In December 2020, a technical and financial cooperation agreement was signed between Furnas and Itaipu Binacional, whose object is the revitalization of Furnas' direct current system dedicated to the Itaipu Hydroelectric Plant.